Insurance - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Insurance [Line Items]
Carrying value of securities owned by U.S.-based insurance subsidiaries on deposit	$ 26	$ 26
Investment in Federal Home Loan Bank capital stock	47	47
Advances from Federal Home Loan Bank	1,100	1,100
Advances from Federal Home Loan Bank	225	$ 225	$ 0	$ 150
Description of variable rate basis		LIBOR
Repayments of advances from Federal Home Loan Bank due in next twelve months	445	$ 445
Repayments of advances from Federal Home Loan Bank due in year two	40	40
Repayments of advances from Federal Home Loan Bank due in year four	611	611
Fair value of mortgage-backed securities held as collateral by the Federal Home Loan Bank	1,280	1,280
Interest on advances from Federal Home Loan Bank		20	14	8
Dividends		$ (60)	(225)	(140)
Percentage threshold of dividends paid in previous twelve months to earned statutory surplus of prior year end, requiring approval of payment of dividends if exceeded		10.00%
Maximum amount of dividends available to be paid by insurance subsidiaries to parent without prior approval of regulatory authorities	768	$ 768
Maximum amount of dividends available to be received by parent from insurance subsidiaries without prior approval of regulatory authorities	36	36
Aggregate guaranteed minimum death benefit value on variable annuity polices in force	35	$ 35	15
Statutory Dividend Payment Restrictions Disclosure		The maximum amount of dividends that can be paid to shareholders in 2019 by life insurance companies domiciled in the State of Ohio without prior approval of the Insurance Commissioner is the greater of 10% of statutory surplus as regards to policyholders or statutory net earnings as of the preceding December 31, but only to the extent of statutory earned surplus as of the preceding December 31.
Minimum | LIBOR
Insurance [Line Items]
FHLB advances, basis spread on variable rate		0.15%
Maximum | LIBOR
Insurance [Line Items]
FHLB advances, basis spread on variable rate		0.24%
Average | LIBOR
Insurance [Line Items]
FHLB advances, basis spread on variable rate		2.68%
Life insurance
Insurance [Line Items]
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	2,701	$ 2,701	2,132
Life insurance in force, ceded premiums	7,690	7,690	8,320
Life insurance in force, direct premiums	10,820	10,820	12,050
Life written premiums ceded		22	28	31
Reinsurance recoveries		41	38	44
Variable annuities | Maximum
Insurance [Line Items]
Death benefits paid in excess of the variable annuity account balances (are less than in 2016, 2017 and 2018)		1	1	1
Federal Home Loan Banks, advances, refinanced terms
Insurance [Line Items]
Advances from Federal Home Loan Bank	40	40	831
Retained Earnings
Insurance [Line Items]
Dividends		(60)	$ (225)	$ (140)
Great American Life Insurance Company | Life insurance
Insurance [Line Items]
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	$ 510	$ 510